Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2019
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000857769
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2019
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019